Schedule of earnings per share information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Net (loss) income for the year attributable to NEXA's shareholders	$ 114,332	$ (559,247)	$ (145,135)
Weighted average number of outstanding common shares	132,439	132,439	132,622
Basic and diluted (losses) earnings per share - USD	$ 0.86	$ (4.22)	$ (1.09)